                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/00
                                               -------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: McDonald Investments Inc.
Address: 800 Superior Avenue
         Cleveland, Ohio 44122


Form 13F File Number: 28-04569
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Ken Fox
Title: VP Compliance Officer
Phone: 216 443-2300

Signature, Place, and Date of Signing:

    Ken Fox               Cleveland, Ohio          5/16/00
------------------     ---------------------     -----------
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

         28-04569             McDonald Investments, Inc.
       ------------           --------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                         ----------------
Form 13F Information Table Entry Total:    185
                                         ----------------
Form 13F Information Table Value Total:  $137,063,454
                                         ----------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______             28-04569                    Ken Fox
                      ---------------            -----------------
     [Repeat as necessary.]

MCD13F                                    SEC 13F REPORT                    REPORT DATE: 05/01/00
                                MCDONALD INVESTMENTS INC PAGE: 0001

  CUSIP                 SECURITY                               SHARES                MKT VALUE
---------    ------------------------------------------  ---------------  -----------------------
001957208    AT&T CORP LIBERTY MEDIA CORP                      12,026.00               600,554.38
00949P108    AIRTRAN HOLDINGS INC                              12,500.00                53,125.00
020002101    THE ALLSTATE CORPORATION                          10,000.00               237,500.00
02146C104    ALTERRA HEALTHCARE CORPORATION                    15,000.00                48,750.00
02364J104    AMERICA ONLINE INC DEL                             9,920.00               595,200.00
025816109    AMERICAN EXPRESS CO                               19,000.00             2,840,500.00
026874107    AMERICAN INTERNATIONAL                             6,510.00               714,068.87
031162100    AMGEN INC                                          8,400.00               470,400.00
043168103    ARTS WAY MANUFACTURING                            11,404.00                35,637.50
055622104    BP AMOCO PLC                                       4,500.00               229,500.00
055921100    BMC SOFTWARE                                       8,000.00               374,504.00
064057102    BANK OF NEW YORK COMPANY INC                      13,600.00               558,456.80
06423A103    BANK ONE CORPORATION                              61,887.00             1,887,553.50
06652B103    BANK UNITED FINANCIAL CORP                        40,200.00               246,225.00
090324104    BINDLEY WESTERN INDUSTRIES INC                    11,554.00               201,478.65
096231105    BLUEGREEN CORPORATION                            165,600.00               631,432.80
109473108    BRIGHTPOINT INC                                   19,300.00               227,990.90
110122108    BRISTOL MYERS SQUIBB CO                            7,500.00               393,285.00
111620100    BROADWING INCORPORATED                            16,200.00               458,670.60
122014103    BURLINGTON RESOURCES INC                           7,000.00               275,191.00
125609990    CJF HOLDINGS INC                                  93,284.00                      .00


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

12686C109    CABLEVISION SYSTEMS CORP                           4,000.00               270,752.00
132618109    CAMCO FINANCIAL CORP                              23,716.00               207,515.00
137587101    CANISCO RESOURCES                                 29,178.00                12,226.54
149123101    CATERPILLAR INC                                   10,400.00               410,155.20
15745J205    CHAI NA TA NEW                                   111,675.00                31,408.59
160903100    CHARTER ONE FINANCIAL INC                         20,000.00               406,260.00
161133103    CHARMING SHOPPES INC                              70,900.00               438,018.75
171605207    CHYRON CORP NEW                                  100,000.00               668,800.00
172062101    CINCINNATI FINANCIAL CORP                          7,500.00               302,347.50
172474108    CINERGY CORP                                       9,050.00               242,087.50
17275R102    CISCO SYSTEMS INC                                 56,841.00             3,940,672.84
172908105    CINTAS CORP                                       22,091.00               930,583.37
184502102    CLEAR CHANNEL COMMUNICATIONS                       6,000.00               432,000.00
193290103    COLE NATIONAL CORPORATION                         85,300.00               517,173.90
197677107    COLUMBIA/HCA HEALTHCARE CORP                      24,000.00               685,511.99
200300101    COMCAST CORP CLASS A                              14,700.00               573,300.00
200300200    COMCAST CORP CLASS A SPECIAL                       5,000.00               200,315.00
200693109    COMMERCE ONE INC                                   6,000.00               366,378.00
207374992    CONLEY CANITANO & ASSOCIATES                      27,010.00                      .00
208464107    CONSECO INC                                       70,000.00               385,000.00
210149100    CONSOLIDATED STORES CORP                          12,000.00               149,256.00
21247M993    CONVERGENT CAPITAL MANAGEMENT                    300,000.00                      .00
212485106    CONVERGYS CORPORATION                             16,200.00               712,800.00
216831107    COOPER TIRE AND RUBBER CO                         23,500.00               317,250.00
219350105    CORNING INC                                        3,234.00               638,715.00

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

220317101    CORRPRO                                           22,300.00                94,775.00
231910100    CYBER GUARD CORP                                  16,000.00               140,000.00
236365102    DANSKIN INC                                       16,000.00                 6,240.00
254687106    WALT DISNEY COMPANY                                6,000.00               259,878.00
262504103    DSET CORPORATION                                 109,850.00             2,039,145.55

MCD13F                                    SEC 13F REPORT                    REPORT DATE: 05/01/00
                                MCDONALD INVESTMENTS INC PAGE: 0002

  CUSIP                 SECURITY                               SHARES                MKT VALUE
---------    ------------------------------------------  ---------------  -----------------------
264411505    DUKE-WEEKS REALTY CORP                            23,900.00               518,343.20
26841Y103    E DIGITAL CORPORATION                             10,725.00                82,786.27
268648102    E M C CORP MASSACHUSETTS                           2,000.00               277,626.00
269803102    EAGLE PICHER INDUSTRIES INC                       20,071.00                      .00
278762109    ECHOSTAR COMMUNICATIONS                           24,000.00             1,528,512.00
291525103    EMMIS COMMUNICATIONS CORP                         17,600.00               748,000.00
291575108    EMONS TRANSPORATION GROUP INC                     11,300.00                21,187.50
293561106    ENRON CORP                                         6,400.00               446,003.20
294821400    LM ERICSSON TELEPHONE CO                           3,800.00               336,064.40
30231G102    EXXON MOBIL CP                                     2,720.00               211,311.36
30242U108    FFY FINANCIAL CORP                                24,929.00               274,219.00
304231301    FAIRFIELD COMMUNITY INC                           38,700.00               350,738.10
307668103    FARM FISH INC                                     26,626.00                23,297.75
313400301    FEDERAL HOME LOAN MORTGAGE                         9,400.00               431,817.20
316773100    FIFTH THIRD BANCORP OHIO                          86,521.00             5,461,638.11
317922300    FINET.COM INC                                     15,000.00                13,125.00

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

317923100    FINISH LINE CLASS A                               34,578.00               365,247.41
319979100    FIRST FEDERAL BANCORPORATION                      11,423.00                87,814.31
320545999    FIRST INTERNET BANK OF INDIANA                    30,000.00                      .00
32054R108    FIRST INDIANA CORP                               162,752.00             3,031,255.98
33582N106    FIRST NILES FINANCIAL INC                         10,995.00                94,831.87
337915102    FIRSTMERIT CORP                                   36,885.00               603,991.87
337932107    FIRST ENERGY CORP                                535,200.00            13,614,417.60
353515109    FRANKLIN ELECTRONICS                              23,998.00               155,987.00
36318D102    GALAXY ONLINE INC                                 80,405.00               110,154.85
369604103    GENERAL ELECTRIC CO                               18,900.00             2,972,025.00
370442105    GENERAL MOTORS CORP                                2,300.00               215,337.50
37929C103    GLIATECH INC                                      10,810.00               164,852.50
379317100    GLOBAL CONNECTIONS INC                            20,000.00                15,700.00
37936U104    GLOBAL TELESYSTEMS                                20,000.00               291,260.00
39115R100    GREAT PEE DEE BANCORP                             19,116.00               192,134.91
396900102    GREENWELL RESOURCES CORP                          20,000.00                      .00
401698105    GUIDANT CORPORATION                               10,600.00               608,175.00
40413N106    HCB BANCSHARES INC                                17,301.00               111,210.82
406369108    HALSEY DRUG INC                                   90,000.00               112,500.00
412822108    HARLEY-DAVIDSON INC                               17,600.00               700,708.80
414549105    HARRIS INTERACTIVE INC                            87,500.00               399,262.50
420200107    HAWKINS CHEMICAL                                  10,500.00                85,312.50
421924101    HEALTHSOUTH CORP                                  12,900.00               104,012.70
436939995    HOMELOAN.COM INC                                  30,150.00                      .00
44949R508    IES UTILITIES JR SUB DEB                           9,265.00               201,513.75

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

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
449520303    IFLOW CORP                                        16,000.00                64,000.00
458140100    INTEL CORP                                        19,800.00             2,510,897.40
459200101    INTERNATIONAL BUSINESS                             5,068.00               565,082.00
460993207    INTL TECHNEGROUP INCORPORATED                     10,780.00                40,000.26
478160104    JOHNSON & JOHNSON                                  4,000.00               330,000.00
493267108    KEYCORP                                           60,097.00             1,111,794.50
500440102    KOLLMORGEN CORP                                   12,000.00               177,000.00
501044101    KROGER CO                                         28,000.00               519,764.00
502161102    LSI LOGIC CORP                                     4,000.00               249,000.00
505893107    LAFAYETTE BANCORPORATION                          78,531.00             1,197,597.75

MCD13F                                     SEC 13F REPORT                   REPORT DATE: 05/01/00
                                MCDONALD INVESTMENTS INC PAGE: 0003

  CUSIP                 SECURITY                               SHARES                MKT VALUE
---------    ------------------------------------------  ---------------  -----------------------
50730K503    LAIDLAW INC NEW                                   16,000.00                14,000.00
529771107    LEX MARK INTERNATIONAL                             2,000.00               236,000.00
532457108    LILLY ELI & CO                                    35,505.00             2,738,323.12
532879103    LINCOLN BANCORP IND                               87,600.00               848,668.80
549463107    LUCENT TECHNOLOGIES INC                            9,300.00               578,348.40
55268B106    MCI WORLDCOM INC                                  15,477.00               703,243.92
556466100    MADE-TO-MANAGE SYSTEMS INC                        46,500.00               366,187.50
561240201    MALLON RESOURCES CORP NEW                         40,000.00               332,520.00
568459101    MARINER POST ACCUTE NETWORK                       85,805.00                12,870.75
571783208    MARSH SUPERMARKETS INC                            16,871.00               168,710.00
585055106    MEDTRONIC INC                                    282,834.00            14,689,832.29


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

589331107    MERCK & COMPANY INC                                5,750.00               399,625.00
59064R109    MESA LABORATORIES INC                             11,000.00                49,500.00
591097100    METAL MANAGEMENT INC                              37,709.00                      .00
594918104    MICROSOFT CORP                                     3,000.00               209,250.00
608554101    MOLEX INC                                          5,000.00               274,690.00
61844A109    MORRISON KNUDSEN NEW                              31,000.00               284,828.00
628778102    NBT BANCORP INC                                   12,188.00               128,741.84
635405103    NATIONAL CITY CORP                                56,499.00               960,483.00
635449101    NATIONAL COMMERCE BANCORP                         11,714.00               213,780.50
652914102    NIAGARA BANCORP INCORPORATED                      15,900.00               158,014.20
65332V103    NEXTEL COMMUNICATIONS INC                          2,000.00               218,876.00
65333H707    NEXTLINK COMMUNICATIONS                            3,000.00               252,939.00
65473P105    NISOURCE INC                                     180,937.00             3,347,334.50
654902204    NOKIA CORP ADR                                    15,600.00               893,100.00
655663102    NORDSON CORP                                       5,175.00               229,964.06
656569100    NORTEL NETWORKS CORP                               4,000.00               448,000.00
679833103    OLD KENT FINANCIAL CORP                           52,895.00             1,593,461.87
680033107    OLD NATIONAL BANCORP                              30,146.00               983,513.25
680223104    OLD REPUBLIC INTERNATIONAL                        15,000.00               213,750.00
68389X105    ORACLE CORPORATION                                 3,150.00               251,804.70
693475105    PNC BANK CORP                                     39,500.00             1,723,187.50
712289107    PEOPLES SAVINGS BANK TROY OHIO                    12,752.00                62,166.00
714290103    PERRIGO CO                                        12,561.00                84,001.68
717081103    PFIZER INC                                        14,500.00               610,812.50
719153108    PHOENIX TECHNOLOGIES LTD                          21,372.00               419,425.50


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

723454104    PINNACLE DATA SYSTEMS INC                         20,000.00               105,000.00
740474309    PREMIER CONCEPTS INC CL A                         15,040.00               129,720.00
74264N105    PRISON REALTY TRUST INC                           79,000.00               241,977.00
74264T201    PRIORITY HEALTHCARE CLASS A                       17,079.00               913,726.50
742718109    PROCTER & GAMBLE CO                               17,312.00             1,034,392.00
743315103    PROGRESSIVE CORP OHIO                              3,400.00               222,489.20
743866105    PROVIDENT FINANCIAL GROUP INC                     69,528.00             2,038,074.26
747525103    QUALCOMM INC                                      10,500.00             1,138,599.00
74756P105    QUALITY DINING INC                                49,200.00               147,600.00
750917106    RAMBUS INC                                         1,600.00               368,000.00
75281A109    RANGE RESOURCES CORP                             166,000.00               238,708.00
75952U103    RELIASTAR FINANCIAL CORP                          10,000.00               430,000.00
760282103    REPUBLIC BANCORP INCORPORATED                     11,000.00               108,625.00
767754104    RITE AIDE INC                                     11,000.00                55,693.00
80218K105    SANTA FE SNYDER CORPORATION                       12,000.00               110,256.00


MCD13F                                    SEC 13F REPORT                    REPORT DATE: 05/01/00
                                MCDONALD INVESTMENTS INC PAGE: 0004

  CUSIP                 SECURITY                               SHARES                MKT VALUE
---------    ------------------------------------------  ---------------  -----------------------
803111103    SARA LEE CORP                                    201,126.00             3,016,890.00
806605101    SCHERING PLOUGH CORPORATION                        5,036.00               203,016.26
806857108    SCHLUMBERGER LIMITED                               2,800.00               214,376.40
813114105    SECOND BANCORP INC                                12,748.00               211,935.50
828806109    SIMON PROPERTY GROUP INC                          18,600.00               473,146.80
855244109    STARBUCKS CORPORATION                             16,000.00               483,744.00


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

858119100    STEEL DYNAMICS INC                                16,000.00               182,000.00
864578109    SUCCESS BANCSHARES                                16,489.00               171,073.37
86787D109    SUNTERRA CORP                                     50,000.00               103,150.00
879433100    TELEPHONE & DATA SYSTEMS INC                     106,050.00            10,817,100.00
882508104    TEXAS INSTRUMENTS INC                              1,333.00               217,112.37
885218107    THORNBURG MORTGAGE ASSET                          13,000.00               113,750.00
887315109    TIME WARNER INC                                   47,000.00             4,227,085.99
89151P104    2THEMART.COM                                      12,000.00                24,000.00
896106101    TRICO MARINE SERVICES INC                         18,000.00               136,134.00
899729107    TUNDRA GOLD MINES LIMITED                         20,400.00                      .00
902124106    TYCO INTERNATIONAL LTD NEW                         8,700.00               399,660.60
902973106    US BANCORP NEW                                    16,200.00                      .00
904832102    UNION ACCEPTANCE CORP A                           25,100.00               125,500.00
909839102    UNITED COMMUNITY FINANCIAL                        21,148.00               117,984.69
91273H101    U S WEST INC NEW                                  17,500.00             1,246,875.00
923351100    VERAMARK TECHNOLOGIES INC                         30,224.00               124,674.00
925464109    VESTAUR SECURITIES INC                            13,000.00               164,125.00
925524100    VIACOM INC CLASS A COMMON                         44,464.00             2,437,205.23
92857T107    VODAFONE AIRTOUCH PLC                              5,000.00               235,000.00
929566107    WABASH NATIONAL CORP                              15,000.00               218,445.00
934488107    WARNER LAMBERT CO                                  6,000.00               688,128.00
942683103    WATSON PHARMACEUTICALS INC                         7,200.00               308,700.00
976446104    WINTON FINANCIAL CORPORATION                      16,000.00               160,000.00
G24836101    ARRIVA PLC ORD                                    21,500.00                64,027.00
Q8846V104    TAP OIL NL FOREIGN AUD                            20,000.00                 9,700.00


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